Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Abstract]
Net Income (Loss) Attributable to Noncontrolling Interest
Net loss attributable to non-controlling interests for the three and six months ended June 30, 2019 and 2018 consists of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
HLBV and other adjustments attributable to:
Non-controlling interests - partnership units	$(14,496)	$(9,572)	$(32,335)	$(86,344)
Non-controlling interests - redeemable partnership units	(2,341)	(1,681)	(4,647)	(5,015)
Other net earnings attributable to:
Non-controlling interests	476	431	1,293	1,125
	$(16,361)	$(10,822)	$(35,689)	$(90,234)
Redeemable non-controlling interests, held by related party	7,072	—	13,914	—
Net effect of non-controlling interests	$(9,289)	$(10,822)	$(21,775)	$(90,234)